Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a recurring basis in Yen In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member] JPY (¥)
Assets―
Available-for-sale securities―equity securities	$ 13,912	¥ 1,309,923	¥ 860,914	$ 13,912	¥ 1,309,923	¥ 860,914